CNI CHARTER MONEY MARKET FUND
------------------------------------------------------------------------------
To our Shareholders:

We are pleased to provide you with this report on the CNICharter Money Market Fund (the "Fund") for its semi-annual reporting period ended April 30, 1999.

The Fund continued to provide competitive money market returns of 4.61%, on an annualized basis, while preserving principal value and maintaining a high degree of liquidity. Continued strong growth, low inflation, strong equity markets and rising rates characterized the U.S. economy during this period.

Last fall, the Fed enacted a series of rate cuts to inject liquidity and restore financial confidence here and abroad. Narrower risk premiums and strong global equity market returns have proven these moves effective. A strong 4.5% annual rate for the first quarter Gross Domestic Product (GDP) suggests the real output of growth for 1999 should be near 4.0% (year over year) for the third year in a row. With the unemployment rate at 4.3%, the possibility of accelerating labor costs concerns some investors. With a few geographical exceptions, however, those labor costs are benign. Rising oil prices should reflect a temporary boost in the Producer Price Index (PPI) and Consumer Price Index (CPI), but the core numbers will most likely remain in check for the near term. The continued low unemployment rate and the strong economy indicate a potential tightening bias by the Federal Reserve and long-term risk for higher inflation.

Short-term rates remain relatively low, especially when compared with other parts of the yield curve which have climbed 70 to 90 basis points since the first of the year. Money market yields have steepened only slightly, and 90-day "top tier" commercial paper is yielding 23 basis points less since year-end. With some new evidence of current inflation on an upswing and an increasing probability of a Fed rate hike looming, short-term rates are poised to follow longer-term rates upward in the coming months. The market's higher interest rates and steeper yield curve in issues with over a one-year maturity reflect the economy's strength as well as potential monetary policy changes.

The Fund's portfolio continued to maintain a conservative weighted average maturity of 50 days as of April 30, 1999. Because of the Fund's higher concentration on short-term commercial paper holdings, this figure is shorter than the average Prime Institutional Fund as reported by IBC. The Fund's weighted average maturity will be maintained at shorter than current levels unless prospective markets' yields warrant an extension strategy. The following pages provide information on the Fund's recent performance and its portfolio holdings at the end of the reporting period.

Thank you for choosing the CNI Charter Money Market Fund. We look forward to meeting your investment needs.

Sincerely,

/s/Signature omitted                        /s/Signature omitted

Rodney J. Olea                              Vernon C. Kozlen
SENIOR VICE PRESIDENT                       EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER                           CITY NATIONAL INVESTMENTS

STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)
CNI CHARTER MONEY MARKET FUND
                                     Face
                                    Amount      Value
                                     (000)      (000)
------------------------------------------------------
COMMERCIAL PAPER (A) (73.8%)
COMMUNICATIONS EQUIPMENT (4.9%)
   GTE Funding
     4.859%, 05/04/99               $2,000    $  1,999
     4.835%, 05/24/99                3,000       2,991
   Lucent Technologies
     4.850%, 05/03/99                2,000       1,999
                                              --------
                                                 6,989
                                              --------
FINANCIAL SERVICES (35.4%)
   Ascot Capital
     4.852%, 05/17/99                4,000       3,991
     4.872%, 07/12/99                1,000         990
   Barton Capital
     4.808%, 05/11/99                1,243       1,241
     4.853%, 05/18/99                2,000       1,995
     4.863%, 06/07/99                3,000       2,985
   CC USA
     4.884%, 06/30/99                2,500       2,480
   Check Point Charlie
     4.955%, 05/07/99                1,500       1,499
   Enterprise Funding
     4.830%, 05/11/99                4,000       3,995
     4.836%, 05/12/99                1,500       1,498
   General Electric Capital
     4.800%, 05/17/99                5,000       5,000
   Market Street Funding
     4.919%, 05/07/99                3,523       3,520
     4.899%, 05/14/99                2,000       1,997
   Merrill Lynch
     4.805%, 05/05/99                2,000       1,999
   Quincy Capital
     4.819%, 06/08/99                2,000       1,990
   Toronto Dominion Holdings
     4.839%, 06/07/99                5,000       4,975
   Trident Capital Finance
     4.882%, 06/11/99                5,000       4,972
   World Omni Vehicle
     4.827%, 05/03/99                1,017       1,017
     4.909%, 06/04/99                5,000       4,977
                                              --------
                                                51,121
                                              --------

                                      Face
                                     Amount      Value
                                      (000)      (000)
------------------------------------------------------
FOREIGN BANKS (0.7%)
   Banq Gen Du Luxembourg
     4.808%, 05/05/99               $1,000    $   999
                                              --------
INDUSTRIAL (17.6%)
   Allied Signal
     4.856%, 07/09/99                4,000       3,963
   Arco British Limited
     4.853%, 06/29/99                5,000       4,961
   Daimler Chrysler Holdings
     4.808%, 05/10/99                3,000       2,996
   Duke Energy
     4.902%, 05/03/99                3,000       2,999
   Eaton
     4.932%, 05/11/99                1,000         999
   Kimberly Clark Worldwide
     4.819%, 05/07/99                5,000       4,996
   Unilever NV
     4.856%, 07/15/99                4,535       4,490
                                              --------
                                                25,404
                                              --------
INSURANCE (8.1%)
   John Hancock Capital
     4.828%, 05/07/99                5,462       5,458
   Metlife Funding
     4.849%, 05/06/99                2,500       2,498
     4.861%, 05/07/99                3,758       3,755
                                              --------
                                                11,711
                                              --------
LEASING & RENTING (3.0%)
   McGraw Hill
     4.856%, 07/02/99                4,400       4,364
                                               -------
LEISURE PRODUCTS (4.1%)
   K2 (USA) LLC
     4.854%, 05/24/99                1,005       1,002
     4.892%, 07/19/99                5,000       4,947
                                              --------
                                                 5,949
                                              --------
TOTAL COMMERCIAL PAPER
   (Cost $106,537)                            $106,537
                                              --------

STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)
CNI CHARTER MONEY MARKET FUND (concluded)

                                     Face
                                    Amount     Value
                                     (000)     (000)
------------------------------------------------------
CORPORATE OBLIGATIONS (16.3%)
BANKS (1.4%)
   First National Bank
     6.500%, 01/14/00               $2,000    $  2,020
                                              --------
FINANCIAL SERVICES (7.5%)
   CIT Group Holdings, MTN
     6.250%, 10/25/99                  820         825
   IBM Credit, MTN
     5.580%, 08/13/99                4,000       4,007
   John Deere Capital
     6.300%, 06/01/99                2,000       2,002
   Merrill Lynch & Co, MTN
     6.375%, 06/14/99                2,000       2,003
   Merrill Lynch & Co, MTN,
     Series B (B)
     5.400%, 05/17/99                2,000       2,007
                                              --------
                                                10,844
                                              --------
PERSONAL CREDIT INSTITUTIONS (6.1%)
   American General Finance
     6.875%, 07/01/99                1,000       1,003
   Chrysler Finance, Series Q, MTN
     6.440%, 06/23/99                1,000       1,002
   Ford Motor Credit
     7.250%, 05/15/99                5,000       5,004
   International Lease Finance, MTN,
     Series I
     6.640%, 02/01/00                1,800       1,821
                                              --------
                                                 8,830
                                              --------
RETAIL (1.3%)
   Bass America
     6.750%, 08/01/99                1,850       1,857
                                              --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $23,551)                               23,551
                                              --------
                                      Face
                                     Amount      Value
                                      (000)      (000)
------------------------------------------------------
ASSET-BACKED SECURITIES (4.1%)
   WFS Financial Owner Trust,
     Series 1999-A, Class A1
     5.008%, 02/20/00               $6,000    $  6,000
                                              --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $6,000)                                 6,000
                                              --------
CASH EQUIVALENTS (5.7%)
   Fidelity Colchester Domestic
     Money Market Portfolio          1,954       1,954
   SEI Daily Income Trust Prime
     Obligation Portfolio            6,314       6,314
                                              --------
TOTAL CASH EQUIVALENTS
   (Cost $8,268)                                 8,268
                                              --------
TOTAL INVESTMENTS (99.9%)
   (Cost $144,356)                             144,356
                                              --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)            89
                                              --------

NET ASSETS:
   Portfolio Shares-Institutional Class
    (unlimited authorization -- $0.01 par
    value) based on 144,444,962 issued and
    outstanding shares of beneficial
    interest                                   144,445
                                              --------
TOTAL NET ASSETS (100.0%)                     $144,445
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share                   1.00
                                              ========

(A) DISCLOSURE PRESENTS ANNUALIZED YIELD AT DATE OF
    PURCHASE FOR DISCOUNT SECURITIES AND COUPON RATE
    FOR INTEREST-BEARING SECURITIES.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT
    OF NET ASSETS IS THE RATE IN EFFECT ON APRIL 30,
    1999. THE DATE SHOWN IS THE NEXT SCHEDULED RESET
    DATE.
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999
(UNAUDITED)

CNI CHARTER MONEY MARKET FUND                   (000)
-----------------------------------------------------
INVESTMENT INCOME:
   Interest                                    $3,565
                                               ------
     Total Investment Income                    3,565
                                               ------

EXPENSES:
   Investment Advisory Fees                       173
   Waiver of Investment Advisory Fees             (93)
   Shareholder Service Fees                       173
   Administrative Fees                             70
   Custodian Fees                                  11
   Professional Fees                               22
   Transfer Agent Fees                              9
   Printing Fees                                   16
   Trustee Fees                                     8
   Registration and Filing Fees                    21
   Insurance and Other Fees                        14
   Organizational Fees                             13
                                               ------
       Net Expenses                               437
                                               ------
     Net Investment Income                      3,128
                                               ======

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:                                  $3,128
                                               ======


   The accompanying notes are an integral part of the financial statements

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED) AND
THE PERIOD ENDED OCTOBER 31, 1998.

                                     11/1/98 TO     3/23/98(1) TO
                                       4/30/99        10/31/98
CNI CHARTER MONEY MARKET FUND           (000)           (000)
-----------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income               $  3,128        $  3,853
                                       --------        --------
     Increase in Net Assets
      Resulting from Operations           3,128           3,853
                                       --------        --------
DISTRIBUTION TO SHAREHOLDERS:
Net Investment Income                    (3,128)         (3,853)
                                       --------        --------
   Total Distributions                   (3,128)         (3,853)
                                       --------        --------
SHARE TRANSACTIONS (AT $1.00 PER
  SHARE):
     Shares Issued                      104,903         222,429
     Shares Issued in Lieu of Cash
      Distributions                           2             142
     Shares Redeemed                    (93,888)        (89,243)
                                       --------        --------
       Net Share Transactions            11,017         133,328
                                       --------        --------
Increase in Net Assets From Share
  Transactions                           11,017         133,328
                                       --------        --------
Total Increase in Net Assets             11,017         133,328
NET ASSETS:
   Beginning of Period                  133,428             100
                                       --------        --------
   End of Period                       $144,445        $133,428
                                       ========        ========

(1) Commencement of operations

  The accompanying notes are an integral part of the financial statements

FINANCIAL HIGHLIGHTS
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED) AND THE PERIOD ENDED OCTOBER 31, 1998.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                              RATIO
                    NET                               NET               NET                     RATIO      OF EXPENSES
                   ASSET              DISTRIBUTIONS  ASSET            ASSETS        RATIO       OF NET      TO AVERAGE
                   VALUE       NET      FROM NET     VALUE              END      OF EXPENSES    INCOME      NET ASSETS
                 BEGINNING INVESTMENT  INVESTMENT     END     TOTAL  OF PERIOD   TO AVERAGE   TO AVERAGE    (EXCLUDING
                 OF PERIOD   INCOME      INCOME    OF PERIOD RETURN    (000)     NET ASSETS   NET ASSETS      WAIVERS)
                 --------   ---------  ----------- --------  ------  --------   -----------   ----------    ------------
CNI Charter
Money Market
Fund
------------
     1999         $1.00      0.02       (0.02)      $1.00     2.26%   $144,445      0.63%*       4.51%*        0.76%*
     1998(1)      $1.00      0.03       (0.03)      $1.00     3.11%   $133,428      0.63%*       4.99%*        0.78%*



  * Annualized
(1) CNI Charter Money Market Fund commenced operations on March 23, 1998.

      The accompanying notes are an integral part of the financial statements

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

1. ORGANIZATION:
THE CNI CHARTER FUNDS, a Delaware business trust (the "Trust"), formerly named the Berkeley Funds, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The financial statements included herein are those of the CNI Charter Money Market Fund ("the Fund"), formerly the Berkeley Money Market Fund. The Fund's former sponsor, North American Trust Company, was acquired on December 31, 1998 by the Fund's current sponsor, City National Bank. Following the acquisition, the Trust's name was changed to the CNI Charter Funds. The Fund seeks to provide current income to investors through low-risk investments. The Fund is registered to offer three classes of shares: Institutional Class, Class A, and Class S. As of April 30, 1999 only the Institutional Class of shares had been issued.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

           SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

           FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

           SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

           NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

           DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gains, as appropriate, in the period that the differences arise. The reclassifications have no effect on net assets or net asset value.

APRIL 30, 1999 (UNAUDITED)

           ORGANIZATIONAL COSTS -- Organizational costs of the Fund have been capitalized by the Trust and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is a mortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

           USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. SERVICE AGREEMENTS:
Prior to April 1, 1999 Firstar Mutual Fund Services, LLC served as Administrator, Shareholder Servicing Agent and Transfer Agent of the Fund. Effective April 1, 1999 SEI Investments Mutual Funds Services assumed the role of Administrator whereby they provide administrative services at an annual rate of 0.15% of the average daily net assets of the Fund, subject to a minimum annual fee of $90,000. As of the same date, SEI Investments Fund Management assumed the role of Transfer Agent whereby they provide services to the Fund at an annual rate of $15,000 per fund.

On April 1, 1999 First Union National Bank assumed the role of Custodian for the Fund from Firstar Bank Milwaukee, N.A. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
Prior to April 1, 1999 Berkeley Capital Management ("BCM") served as the Investment Adviser for the Fund whereby they received fees at an annual a rate of 0.25% of the average

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
APRIL 30, 1999 (UNAUDITED)

daily net assets of the Fund. Following the acquisition of North American Trust Company by City National Bank, City National Investments ("CNI"), a division of City National Bank, assumed the role of investment adviser. Under the terms of the agreement, CNI receives an annual fee equal to 0.25% of the average daily net assets of the Fund. During the six-month period ended April 30, 1999, BCM earned investment advisory fees of $72,162, net of waivers. The Fund incurred investment advisory fees payable to CNI in the amount of $8,431.

In their roles as investment adviser, BCM had voluntarily agreed and CNI had contractually agreed to limit their fees or reimburse the Fund for other expenses to the extent necessary to keep the Fund's operating expenses at or below 0.63% of the average daily net assets. Expenses waived and/or reimbursed by BCM and CNI for the six-month period ended April 30, 1999 were $71,746 and $21,023, respectively. CNI may remove this limit at any time after March 31, 2001, and under certain conditions may recoup the expenses it has reimbursed or absorbed within three years after they occur if such repayments can be achieved within the Fund's then current expense limit.

Effective April 1, 1999 the Trust has entered into a Shareholder Services Agreement (the "Agreement") with City National Bank whereby City National Bank receives shareholder service fees at an annual rate of 0.25% of the average daily net assets of the Fund. Under the Agreement, the Fund incurred shareholder service fees payable to City National Bank, an affiliate of the Adviser, in the amount of $29,454.


5. CONCENTRATION OF CREDIT RISK:
The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio that currently has a concentration of assets in the financial services industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the financial services industry. The summary of credit quality rating for securities held by the Fund at April 30, 1999 is as follows:

                                     S & P                         Moody's
                               ----------------                -------------
                               AA-        2.8%                 AA3      3.4%
                               A         13.7%                 A1       8.2%
                               A1        28.9%                 A2       4.8%
                               A1+       48.3%                 P1      78.0%
                               A2         0.7%                 NR       5.6%
                               NR         5.6%                      --------
                                      --------                        100.0%
                                        100.0%

NOTICE TO SHAREHOLDERS
APRIL 30, 1999 (UNAUDITED)

CHANGE OF AUDITORS
At a meeting of the Board of Trustees of the Fund held on April 8, 1999 the Board ratified the appointment of KPMG LLP to serve as independent auditor for the Fund for the year ended October 31, 1999 and the dismissal of PriceWaterhouseCoopers LLP, the Fund's former independent auditor. KPMG LLP serves as independent auditor for other investment funds that are managed by City National Bank. PriceWaterhouseCoopers LLP issued an unqualified opinion on the financial statements of the Fund for the period from March 23, 1998 (date of inception) to October 31, 1998. In addition, there have been no disagreements with respect to any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which if not resolved to the satisfaction of PriceWaterhouseCoopers LLP would have caused it to make a reference to the subject matter of the disagreement in connection with its opinion.

SHAREHOLDER VOTING RESULTS
At a special shareholder meeting held on March 31, 1999, the following proposals were approved:

Approve a new Investment Advisory Agreement between the Fund and City National Bank, pursuant to which City National Bank will serve as the new Investment Adviser to the Fund. The results of the voting were as follows:

                        Shares             % of Shares              % of Shares
                         Voted                Voted                 Outstanding
                       ---------------------------------------------------------
For                    86,993,932             99.71%                  62.78%
Against                   178,964             00.21%                  00.13%
Abstain                    70,009             00.08%                  00.05%


Elect new Trustees of the Berkeley Funds. The results of the voting were as follows:

                               Shares         % of Shares           % of Shares
IRWIN G. BARNET:                Voted            Voted              Outstanding
                         -------------------------------------------------------

For                         87,127,054           99.87%                  62.88%
Against                              0           00.00%                  00.00%
Abstain                        115,852           00.13%                  00.08%

NOTICE TO SHAREHOLDERS
APRIL 30, 1999 (UNAUDITED)

                               Shares          % of Shares          % of Shares
MARIA D. HUMMER:                Voted            Voted              Outstanding
                            ---------------------------------------------------
For                         87,127,054           99.87%                  62.88%
Against                              0           00.00%                  00.00%
Abstain                        115,852           00.13%                  00.08%


                               Shares         % of Shares           % of Shares
VICTOR MESCHURES:               Voted            Voted              Outstanding
                            ---------------------------------------------------
For                         87,127,054           99.87%                  62.88%
Against                              0           00.00%                  00.00%
Abstain                        115,852           00.13%                  00.08%



                               Shares          % of Shares           % of Shares
JAMES R. WOLFORD:               Voted             Voted             Outstanding
                            ---------------------------------------------------

For                         87,123,054          99.86%                   62.88%
Against                          4,000          00.01%                   00.00%
Abstain                        115,852          00.13%                   00.08%


Ratify the selection of KPMG LLP as the new independent auditors of the Trust to audit the financial statements of the Trust. The results of the voting were as follows:
                               Shares          % of Shares          % of Shares
                                Voted             Voted             Outstanding
                           ----------------------------------------------------
For                         86,572,285           99.23%                  62.48%
Against                         25,290           00.03%                  00.02%
Abstain                        645,330           00.74%                  00.47%

CHARTER
MONEY MARKET FUND

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Money Market Fund. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus.

Please remember that money market yields fluctuate and past performance is no guarantee of future results.

MUTUAL FUND SHARES:
[Bullet] ARE NOT FDIC INSURED
[Bullet] ARE NOT BANK GUARANTEED
[Bullet] MAY LOSE VALUE

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.
                                     (Logo)
                               (GRAPHIC OMITTED)
CNI-F-008-01000

                                     (Logo)
                                (GRAPHIC OMITTED)
                                MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A division of City National Bank